Inventories (Tables)	12 Months Ended
Mar. 30, 2025
Inventories [Abstract]
Schedule of Inventories

	March 30, 2025	March 31, 2024
	$	$
Raw materials	35.7	48.4
Work in progress	17.1	25.8
Finished goods	331.2	371.0
Total inventories at the lower of cost and net realizable value	384.0	445.2

Schedule of Breakdown of Provision for Obsolescence
The breakdown of the provision for obsolescence is presented as follows:

	March 30, 2025	March 31, 2024
	$	$
Raw material shrink reserves	0.1	0.1
Finished goods shrink reserves	1.0	0.9
Raw material obsolete inventory reserves	18.5	22.1
Finished goods obsolete inventory reserves	31.2	37.7
Provision for obsolescence	50.8	60.8

Schedule of Cost of Sales
Amounts charged to cost of sales comprise the following:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Cost of goods manufactured	393.5	405.5	392.1
Depreciation and amortization included in costs of sales	11.8	10.9	9.7
Cost of sales	405.3	416.4	401.8